Prepayments and Other Assets, Current and Non-Current - Schedule of Movement of Expected Credit Losses Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Expected Credit Losses Other Receivables [Abstract]
Opening balance
Provision of expected credit losses		398,150
Writing off other receivable		(398,150)
Ending balance